Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
NEIA – Related Party [Member]
Schedule of Accounts Receivable, Net [Line Items]
Amount			[1]	$ 3,498
% of Total Accounts Receivable			[1]	48.40%
Company Customer Number - 126 [Member]
Schedule of Accounts Receivable, Net [Line Items]
Amount	[2]		[1]	$ 1,541
% of Total Accounts Receivable	[2]		[1]	21.30%
Company Customer Number – 15095 [Member]
Schedule of Accounts Receivable, Net [Line Items]
Amount		$ 352			[1]
% of Total Accounts Receivable		32.90%			[1]
Company Customer Number - 10888 [Member]
Schedule of Accounts Receivable, Net [Line Items]
Amount		$ 251			[1]
% of Total Accounts Receivable		23.50%			[1]
Company Customer Number – 16491 [Member]
Schedule of Accounts Receivable, Net [Line Items]
Amount		$ 123			[1]
% of Total Accounts Receivable		11.50%			[1]

[1]	Customer accounts receivable balance, as a percentage of total accounts receivable balance, was less than 10%
[2]	The accounts receivable balance was fully reserved at December 31, 2022 due to an ongoing dispute with the customer.